FINANCIAL RISK MANAGEMENT ACTIVITIES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 202	$ 160	$ 194
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	68	42	51
Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	50	31	33
Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	74	68	54
After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	10	19	56
USD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	64	20	35
USD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 32	$ 10	$ 22
Effective rate %	2.30%	6.10%	7.00%
USD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 19	$ 4	$ 4
Effective rate %	2.30%	6.10%	7.00%
USD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 13	$ 6	$ 8
Effective rate %	2.30%	6.10%	7.00%
USD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0	$ 0	$ 1
Effective rate %	0.00%	0.00%	7.00%
AUD
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 108	$ 120	$ 141
AUD | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 24	$ 22	$ 22
Effective rate %	4.60%	4.70%	3.50%
AUD | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 23	$ 21	$ 22
Effective rate %	4.60%	4.70%	3.50%
AUD | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 51	$ 58	$ 42
Effective rate %	4.60%	4.70%	3.50%
AUD | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 10	$ 19	$ 55
Effective rate %	4.60%	4.70%	3.50%
BRL
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 23	$ 16	$ 9
BRL | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 10	$ 7	$ 3
Effective rate %	11.00%	8.40%	6.80%
BRL | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 7	$ 5	$ 3
Effective rate %	11.00%	8.40%	6.80%
BRL | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 6	$ 4	$ 3
Effective rate %	11.00%	8.40%	6.80%
BRL | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0	$ 0	$ 0
Effective rate %	0.00%	0.00%	0.00%
ZAR
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 7	$ 4	$ 9
ZAR | Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 2	$ 3	$ 4
Effective rate %	5.90%	9.80%	9.80%
ZAR | Between one and two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1	$ 1	$ 4
Effective rate %	5.90%	9.80%	9.80%
ZAR | Between two and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4	$ 0	$ 1
Effective rate %	5.90%	0.00%	9.80%
ZAR | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 0	$ 0	$ 0
Effective rate %	0.00%	0.00%	0.00%